Reverse Recapitalization -Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Jun. 30, 2021
Equity, Class of Treasury Stock [Line Items]
Common stock shares outstanding	23,197,976	23,197,976	665,767
Warrants outstanding	10,411,641	10,411,641	0	10,242,130
Common stock shares issued	23,197,976	23,197,976	665,767
Proceeds from trust account		$ 7,363
Proceeds from PIPE financing		56,892
Transactions costs deferred and netted against proceeds		$ 5,086
FEAC
Equity, Class of Treasury Stock [Line Items]
Common stock shares outstanding	3,670,927	3,670,927
Warrants outstanding	5,029,444	5,029,444
Proceeds from trust account		$ 7,400
Merger Agreement
Equity, Class of Treasury Stock [Line Items]
Business combination reverse recapitalization description		On October 31, 2023 (the “Closing Date”), FEAC, Old enGene, and the Company consummated the merger pursuant to the Merger Agreement, dated as of May 16, 2023. As a result of the Reverse Recapitalization, the Company became a publicly traded company, with old enGene, a subsidiary of the Company, continuing the existing business operations.
Merger agreement date	May 16, 2023
PIPE Financing
Equity, Class of Treasury Stock [Line Items]
Common stock shares outstanding	23,197,976	23,197,976
Warrants outstanding	10,411,641	10,411,641
Value of stock and warrant issued during the period		$ 56,900
Transaction costs	$ 11,100	11,100
Transactions costs deferred and netted against proceeds		5,100
PIPE Financing | FEAC
Equity, Class of Treasury Stock [Line Items]
Value of stock and warrant issued during the period		$ 56,900
Number of new stock issued during the period		6,435,441
Number of new warrant issued during the period		2,702,791
Common stock, value issued		$ 56,100
Warrants issued during period, value		800
Proceeds from PIPE financing		56,900
Transaction costs withheld from proceeds received		$ 6,000
Old enGenes Equity and Convertible Note
Equity, Class of Treasury Stock [Line Items]
Common stock shares issued	13,091,608	13,091,608
Old enGenes Warrant
Equity, Class of Treasury Stock [Line Items]
Share warrants issued	2,679,432	2,679,432
Old enGenes Share Option
Equity, Class of Treasury Stock [Line Items]
Common stock shares issued	2,706,941	2,706,941
Common share options issued	2,706,941	2,706,941